Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2013, and December 31, 2012, are presented below:

	Consolidated Actual		Bank Actual		Required for Capital Adequacy Purposes		Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013
Tier 1 Leverage capital to adjusted total assets
Core capital to adjustedtotal assets	$107,016	11.2%	$101,720	10.8%	$37,819	4.00%	$47,274	5.00%
Total capital to riskweighted assets	$114,706	18.6%	$109,410	17.8%	$49,138	8.00%	$61,423	10.00%
Tier 1 capital to riskweighted assets	$107,016	17.4%	$101,720	16.6%	N/A	N/A	$36,854	6.00%
As of December 31, 2012
Tier 1 Leverage capital to adjusted total assets
Core capital to adjustedtotal assets	$104,984	10.9%	$102,375	10.6%	$38,569	4.00%	$48,202	5.00%
Total capital to riskweighted assets	$112,204	19.4%	$109,602	19.1%	$45,981	8.00%	$57,458	10.00%
Tier 1 capital to riskweighted assets	$104,984	18.2%	$102,375	17.8%	N/A	N/A	$37,548	6.00%